Leasing - Additional Information (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Leases [line items]
Finance lease obligations	kr 0
Expenses for leasing of assets	4,194,000,000	kr 3,710,000,000
Variable lease expenses	101,000,000	217,000,000
Leasing income	kr 44,000,000	kr 47,000,000
Lessor [Member] | Bottom of range [member]
Disclosure Of Leases [line items]
Leasing contract period	1 year
Lessor [Member] | Top of range [member]
Disclosure Of Leases [line items]
Leasing contract period	15 years
Lessee [member] | Bottom of range [member]
Disclosure Of Leases [line items]
Leasing contract period	1 year
Lessee [member] | Top of range [member]
Disclosure Of Leases [line items]
Leasing contract period	16 years